As filed with the U.S. Securities and Exchange Commission on April 13, 2007

Securities Act File No. 2-91556

Investment Company Act File No. 811-4052

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 44

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 51

(Check appropriate box or boxes.)

Legg Mason Partners Money Market Trust

(Exact Name of Registrant as Specified in Charter)

125 Broad Street, New York, New York 10004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel

Legg Mason Partners Money Market Trust

300 First Stamford Place

Stamford, Connecticut

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

150 Federal Street

Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on April 16, 2007 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

The Registrant, a Maryland business trust, is the successor issuer to CitiFunds Trust III, a Massachusetts business trust (the “Predecessor Registrant”). By filing this Post-Effective Amendment to the currently effective Registration Statement on Form N-1A of the Predecessor Registrant (File No. 2-91556), the Registrant expressly adopts the Registration Statement of the Predecessor Registrant as its own Registration Statement for all purposes of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, effective April 16, 2007. The prospectuses (Part A of Form N-1A) and statements of additional information (Part B of Form N-1A) filed on April 10, 2007 as part of Post-Effective Amendment No. 43 (File No. 2-91556) to the Predecessor Registrant’s Registration Statement on Form N-1A are hereby incorporated by reference.

Part C

Other Information

Item 23.	Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (“SEC”) (File Nos. 2-91556 and 811-4052).

(a) (1) Declaration of Trust dated October 2, 2006 is filed herewith.

(2) Designation of Series of Shares of Beneficial Interests in the Trust, effective as of February 6, 2007 is filed herewith.

(b) By-laws dated October 4, 2006 are filed herewith.

(c) Not Applicable

(d) (1) Management Agreement between the Registrant, on behalf of Citi California Tax Free Reserves, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 23, 2006 (“Post-Effective Amendment No. 39”).

(2) Management Agreement between the Registrant, on behalf of Citi Cash Reserves, and LMPFA dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 39.

(3) Management Agreement between the Registrant, on behalf of Citi Connecticut Tax Free Reserves, and LMPFA dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 39.

(4) Management Agreement between the Registrant, on behalf of Citi New York Tax Free Reserves, and LMPFA dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 39.

(5) Management Agreement between the Registrant, on behalf of Citi Tax Free Reserves, and LMPFA dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 39.

(6) Management Agreement between the Registrant, on behalf of Citi U.S. Treasury Reserves, and LMPFA dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 39.

(7) Form of Management Agreement between the Registrant, on behalf of Western Asset Money Market Fund (formerly Cash Portfolio), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on January 10, 2007 (“Post-Effective Amendment No. 41”).

(8) Form of Management Agreement between the Registrant, on behalf of Western Asset Government Money Market Fund (formerly Government Portfolio), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 41.

(9) Form of Management Agreement between the Registrant, on behalf of Western Asset California Municipal Money Market Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on January 19, 2007 (“Post-Effective Amendment No. 42”).

(10) Form of Management Agreement between the Registrant, on behalf of Western Asset Massachusetts Municipal Money Market Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 42.

(11) Form of Management Agreement between the Registrant, on behalf of Western Asset Municipal Money Market Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 42.

(12) Form of Management Agreement between the Registrant, on behalf of Western Asset New York Municipal Money Market Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 42.

(13) Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), with respect to Citi California Tax Free Reserves, dated August 1, 2006, is incorporated herein by reference to Post-Effective Amendment No. 39.

(14) Subadvisory Agreement between LMPFA and WAM, with respect to Citi Cash Reserves, dated August 1, 2006, is incorporated herein by reference to Post-Effective Amendment No. 39.

(15) Subadvisory Agreement between LMPFA and WAM, with respect to Citi Connecticut Tax Free Reserves, dated August 1, 2006, is incorporated herein by reference to Post-Effective Amendment No. 39.

(16) Subadvisory Agreement between LMPFA and WAM, with respect to Citi New York Tax Free Reserves, dated August 1, 2006, is incorporated herein by reference to Post-Effective Amendment No. 39.

(17) Subadvisory Agreement between LMPFA and WAM, with respect to Citi Tax Free Reserves, dated August 1, 2006, is incorporated herein by reference to Post-Effective Amendment No. 39.

(18) Subadvisory Agreement between LMPFA and WAM, with respect to Citi U.S. Treasury Reserves, dated August 1, 2006, is incorporated herein by reference to Post-Effective Amendment No. 39.

(19) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Money Market Fund (formerly Cash Portfolio), is incorporated herein by reference to Post-Effective Amendment No. 41.

(20) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Government Money Market Fund (formerly Government Portfolio), is incorporated herein by reference to Post-Effective Amendment No. 41.

(21) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset California Municipal Money Market Fund, is incorporated herein by reference to Post-Effective Amendment No. 42.

(22) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Massachusetts Municipal Money Market Fund, is incorporated herein by reference to Post-Effective Amendment No. 42.

(23) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Municipal Money Market Fund, is incorporated herein by reference to Post-Effective Amendment No. 42.

(24) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset New York Municipal Money Market Fund, is incorporated herein by reference to Post-Effective Amendment No. 42.

(e) (1) Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (“CGMI”) (formerly Salomon Smith Barney Inc.), as distributor is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 15, 2001 (“Post-Effective Amendment No. 30”).

(2) Amendment to the Distribution Agreement between the Registrant and CGMI is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 30, 2005 (“Post-Effective Amendment No. 38”).

(3) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”), as distributor is incorporated herein by reference to Post-Effective Amendment No. 38.

(f) (1) Retirement Plan of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 31, 2005 (“Post-Effective Amendment No. 37”).

(2) Form of Amendment to the Amended and Restated Trustee Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 40.

(g) Form of Custodian Contract between the Registrant and State Street Bank and Trust Company (“State Street”), as custodian is incorporated herein by reference to Post-Effective Amendment No. 38.

(h) (1) Form of Transfer Agency Agreement with PFPC Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 38.

(2) Form of Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 38.

(3) Service Mark Licensing Agreement between Citigroup, Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 38.

(i) (1) Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 30.

(2) Opinion of Counsel regarding the legality of shares being registered is filed herewith.

(j) (1) Consent of Independent Registered Public Accounting Firm is incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 10, 2007 (“Post-Effective Amendment No. 43”).

(2) Power of Attorney dated February 6, 2007 is filed herewith.

(k) Not Applicable.

(l) Not Applicable.

(m) Amended and Restated Shareholder Services and Distribution Plans of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 38.

(n) Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 29, 2004 (“Post-Effective Amendment No. 36”).

(o) Not Applicable

(p) (1) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies, as amended September 13, 2005 (adopted by LMPFA), is incorporated herein by reference to Post-Effective Amendment No. 38.

(2) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 38.

(3) Code of Ethics of CGMI is incorporated by reference to Post-Effective Amendment No. 30.

(4) Code of Ethics of WAM dated as of February, 2005, is incorporated herein by reference to Post-Effective Amendment No. 39.

Item 24.	Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25.	Indemnification

The response to this item is incorporated by reference to the Registration Statement. Reference is hereby made to paragraph 4 of the Distribution Agreement between the Registrant and CGMI, (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the CGMI Distribution Agreement and paragraph 9 of the Distribution Agreement between the Registrant and LMIS. The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.	Business and Other Connections of Investment Adviser

Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

Subadviser — Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, WAM
Director, LMFM
Manager, Brandywine
Senior Executive Vice President, Legg Mason, Inc.
Director, Nova Scotia
Vice President and Director, BMML
Director, LMCM
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II
Manager, Royce
Director, Western Asset Management Company Limited

James W. Hirschmann III	Director, WAM
Director, Western Asset Management Company Limited

D. Daniel Fleet	President and CEO, WAM

Gavin L. James	Director of Global Client Services, WAM
Senior Executive Officer, Western Asset Management Company Limited

Gregory McShea	General Counsel and Secretary, WAM
General Counsel and Secretary, Western Asset Management Company Limited

WAM is located at 385 East Colorado Boulevard, Pasadena, CA 91101.

Item 27.	Principal Underwriters

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Funds Trust, Variable Annuity Portfolios, Legg Mason Partners Premium Money Market Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Smith Barney Multiple Discipline Trust, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Equity Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Dollar Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund, Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund, Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Income Trust, Legg Mason Partners Income Trust, Smith Barney Institutional Cash Management Fund, Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant is also a distributor of the following funds: Legg Mason Partners Funds Trust, Variable Annuity Portfolios, Legg Mason Partners Premium Money Market Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Smith Barney Multiple Discipline Trust, Consulting Group Capital Markets Funds, High Income

Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Equity Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Income Trust, Legg Mason Partners Income Trust, Smith Barney Institutional Cash Management Fund, Inc., Travelers Series Fund Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc.

PFS Investments Inc. (“PFS”), a distributor of the Registrant, is also the distributor for certain series of the registrants listed: Legg Mason Partners Equity Trust, Legg Mason Partners Income Trust.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177):

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve – Managing Director

Mark R. Fetting – Managing Director

D. Stuart Bowers – Vice President

W. Talbot Daley – Vice President

Thomas J. Hirschmann – Vice President

Joseph M. Furey – General Counsel and Chief Compliance Officer

Ronald Holinsky – Counsel

Robert E. Patterson – Counsel

Theresa M. Silberzahn – Chief Financial Officer

Elisabeth F. Craig – AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

The information required by this Item 27 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 28.	Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason Partners Money Market Trust

125 Broad Street

New York, New York 10004

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Subadviser:

(3)	c/o Western Asset Management Company

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Custodian:

(4)	State Street Bank & Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agents:

(5)	PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

(6)	Boston Financial Data Services, Inc.

2 Heritage Drive

North Quincy, MA 02171

With respect to the Registrant’s Distributors:

(7)	Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

(8)	Legg Mason Investor Services, LLC

100 Light Street

Baltimore, MD 21202

(9)	PFS Investments, Inc.

3120 Breckinridge Blvd.

Building 20

Duluth, GA 30099-0062

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS MONEY MARKET TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 13th day of April, 2007.

LEGG MASON PARTNERS MONEY MARKET TRUST, on behalf of its series indicated on Appendix A

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on April 13, 2007.

Signature	Title
/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee

/s/ Frances M. Guggino Frances M. Guggino	Treasurer and Chief Financial Officer

/s/ Elliott J. Berv* Elliott J. Berv	Trustee

/s/ Jane F. Dasher* Jane F. Dasher	Trustee

/s/ A. Benton Cocanougher* A. Benton Cocanougher	Trustee

/s/ Mark T. Finn* Mark T. Finn	Trustee

/s/ Rainer Greeven* Rainer Greeven	Trustee

/s/ Stephen R. Gross* Stephen R. Gross	Trustee

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee

/s/ Diana R. Harrington* Diana R. Harrington	Trustee

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Alan G. Merten* Alan G. Merten	Trustee

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee

*By: /s/ R. Jay Gerken R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney dated February 6, 2007.

APPENDIX A

SERIES NAME

Citi California Tax Free Reserves

Citi Cash Reserves

Citi Connecticut Tax Free Reserves

Citi New York Tax Free Reserves

Citi Tax Free Reserves

Citi U.S. Treasury Reserves

Western Asset California Municipal Money Market Fund

Western Asset Government Money Market Fund

Western Asset Massachusetts Municipal Money Market Fund

Western Asset Money Market Fund

Western Asset Municipal Money Market Fund

Western Asset New York Municipal Money Market Fund

SIGNATURES

Master Portfolio Trust has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Legg Mason Partners Money Market Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on the 13th day of April, 2007.

MASTER PORTFOLIO TRUST, on behalf of its series indicated on Appendix A

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on April 13, 2007.

Signature	Title
/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee

/s/ Frances M. Guggino Frances M. Guggino	Treasurer and Chief Financial Officer

/s/ Elliott J. Berv* Elliott J. Berv	Trustee

/s/ Jane F. Dasher* Jane F. Dasher	Trustee

/s/ A. Benton Cocanougher* A. Benton Cocanougher	Trustee

/s/ Mark T. Finn* Mark T. Finn	Trustee

/s/ Rainer Greeven* Rainer Greeven	Trustee

/s/ Stephen R. Gross* Stephen R. Gross	Trustee

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee

/s/ Diana R. Harrington* Diana R. Harrington	Trustee

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Alan G. Merten* Alan G. Merten	Trustee

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee

*By: /s/ R. Jay Gerken R. Jay Gerken

* Attorney-in-Fact, pursuant to Power of Attorney.

APPENDIX A

SERIES NAME

Liquid Reserves Portfolio

U.S. Treasury Reserves Portfolio

Tax Free Reserves Portfolio

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit
(a)(1)	Declaration of Trust dated October 2, 2006

(a)(2)	Designation of Series of Shares of Beneficial Interests in the Trust, effective as of February 6, 2007

(b)	By-laws dated October 4, 2006

(i)(3)	Opinion of Counsel regarding the legality of shares being registered

(j)(2)	Power of Attorney dated February 6, 2007